Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Total profit for the year	£ 2,951	£ 5,308	£ 15,621
Items that may be reclassified subsequently to continuing operations income statement:
Exchange movements on overseas net assets and net investment hedges	(392)	(22)	113
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(87)	(34)	2
Fair value movements on cash flow hedges	0	(1)	(18)
Deferred tax on fair value movements on cash flow hedges	1	1	9
Cost of hedging	(4)	0	0
Reclassification of cash flow hedges to income statement	4	4	14
Other comprehensive income that will be reclassified to profit or loss, net of tax	(478)	(52)	120
Items that will not be reclassified to continuing operations income statement:
Exchange movements on overseas net assets of non-controlling interests	(4)	(25)	(28)
Fair value movements on equity investments	(100)	(244)	(754)
Tax on fair value movements on equity investments	17	14	56
Fair value movements on cash flow hedges	8	(40)	(6)
Remeasurement gains/(losses) on defined benefit plans	506	71	(786)
Tax on remeasurement losses/(gains) on defined benefit plans	(122)	(41)	211
Items that will not be reclassified to continuing operations income statement	305	(265)	(1,307)
Other comprehensive income /(expense) for the year from continuing operations	(173)	(317)	(1,187)
Other comprehensive income for the year from discontinued operations	0	0	356
Total comprehensive income/(expense) for the year	2,778	4,991	14,790
Total comprehensive income for the year attributable to:
Shareholders	2,406	4,636	14,153
Non-controlling interests	372	355	637
Total comprehensive income/(expense) for the year	£ 2,778	£ 4,991	£ 14,790